Deferred Tax - Schedule of Net Deferred Tax Assets and Liabilities has been Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [Line Items]
Beginning balance	€ 394	€ 942
Acquisitions / Additions		9
Charged to income statement	114	22	€ (201)
Charged to OCI	520	(494)
Net exchange differences	(2)	25
Disposal of a business	2
Other	7	(101)
Ending balance	1,035	394	942
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	519	554
Charged to income statement	125	(31)
Charged to OCI	(8)	(7)
Net exchange differences	1	4
Other	7
Ending balance	644	519	554
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	814	1,737
Charged to income statement	25	(451)
Charged to OCI	628	(514)
Net exchange differences	9	46
Transfer to/from other headings		(3)
Other	(3)
Ending balance	1,473	814	1,737
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(1,434)	(1,787)
Charged to income statement	(20)	401
Charged to OCI		2
Net exchange differences	(17)	(51)
Ending balance	(1,471)	(1,434)	(1,787)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	1,914	1,892
Acquisitions / Additions		9
Charged to income statement	(176)	(63)
Net exchange differences	37	82
Transfer to/from other headings		(6)
Ending balance	1,775	1,914	1,892
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(269)	(295)
Charged to income statement	108	23
Charged to OCI	(90)	17
Net exchange differences	(5)	(14)
Ending balance	(256)	(269)	(295)
Losses [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(314)	(296)
Charged to income statement	63	(1)
Charged to OCI		(2)
Net exchange differences	(9)	(4)
Transfer to/from other headings	(473)
Other		(11)
Ending balance	(734)	(314)	(296)
Other [member]
Deferred tax assets and liabilities [Line Items]
Beginning balance	(827)	(863)
Charged to income statement	(11)	143
Charged to OCI	(9)	12
Net exchange differences	(17)	(38)
Disposal of a business	2
Transfer to/from other headings	473	9
Other	3	(90)
Ending balance	€ (398)	€ (827)	€ (863)